SBA Loan Payable (Tables)	3 Months Ended
Mar. 31, 2026
Small Business Administration Loan Payable Abstract
Schedule of Maturities

The following table provides the maturities of March 31, 2026:

Amount owed for Fiscal year ending December 31,	Principal
2026 (9 months remaining)	$20,721
2027	27,870
2028	28,150
2029	28,433
2030	28,719
Thereafter	229,323
Total	$363,216